Inventories - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Classes Of Inventories [Abstract]
Inventories pledged as security for liabilities	£ 7	£ 7
Inventory write-offs	£ 148	£ 114	£ 127